Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000035161 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000035161 | AssetVariable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035161 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035161 | AssetCertificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035161 | AssetTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035161 | AssetVariable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035161 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035163 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000035163 | AssetVariable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035163 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035163 | AssetCertificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035163 | AssetTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035163 | AssetVariable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035164 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000035164 | AssetVariable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035164 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035164 | AssetCertificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035164 | AssetTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035164 | AssetVariable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035164 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016691 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000016691 | AssetVariable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016691 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016691 | AssetCertificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016691 | AssetTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016691 | AssetVariable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016691 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%